RELATED PARTY TRANSACTIONS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenue from Related Parties	$ 30,743	$ 3,235
Chanticleer Investors Ii Llc [Member]
Revenue from Related Parties	30,743	1,485
North American Energy Resources Inc [Member]
Revenue from Related Parties	$ 0	$ 1,750